Loans Payable	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Debt Disclosure [Abstract]
Loans Payable

7. Loans Payable

On May 1, 2022, the Company entered into Loan Agreements (the “Loans”) with two lenders, totaling $0.2 million. The Loans mature two years from the date of the agreement and bear no interest. Each loan was made available to the Company by the lenders in three tranches of (i) $33 thousand (£30 thousand); (ii) $33 thousand (£30 thousand) and (iii) $28 thousand (£25 thousand), totaling $0.2 million. The Loans provided for events of default, including, among others, failure to make payment, bankruptcy and non-compliance with the terms of the Loans. As of March 31, 2024, the Company utilized all three tranches of the first loan and two out of three tranches of the second loan, with total loans payable at March 31, 2024 and December 31, 2023 of $0.2 million and $0.2 million, respectively.

8. Loans Payable

On May 1, 2022, the Company entered into Loan Agreements (the “Loans”) with two lenders, totaling $0.2 million. The Loans matured two years from the date of the agreement and bore no interest. Each loan was made available to the Company by the lenders in three tranches of (i) $33,000 (£30,000); (ii) $33,000 (£30,000) and (iii) $28,000 (£25 thousand), totaling $0.2 million. The Loans provided for events of default, including, among others, failure to make payment, bankruptcy and non-compliance with the terms of the Loans. As of June 30, 2024, the Company utilized all three tranches of the first loan and two out of three tranches of the second loan, with total loans payable at June 30, 2024 and December 31, 2023 of $0.2 million and $0.2 million, respectively.

8. Loans Payable

On May 1, 2022, the Company entered into Loan Agreements (the “Loans”) with two lenders, totaling $0.2 million. The Loans were originally set to mature two years from the date of the agreement and bore no interest. Each loan was made available to the Company by the lenders in three tranches of (i) $33,000 (£30,000); (ii) $33,000 (£30,000) and (iii) $28,000 (£25,000), totaling $0.2 million. The Loans provided for events of default, including, among others, failure to make payment, bankruptcy and non-compliance with the terms of the Loans. As of September 30, 2024, the Company utilized all three tranches of the first loan and two out of three tranches of the second loan, with total loans payable at September 30, 2024 and December 31, 2023 of $0.2 million and $0.2 million, respectively.

On October 9, 2024, the Company and the Loan holders signed agreements to extend the maturity date for each Loan to December 19, 2024. The agreements also modified the payment terms for each Loan from a cash payment of £85,000 per loan to (1) a cash payment of £60,000, (2) £25,000 worth of shares of Common Stock converted into USD at the prevailing exchange rate, to be issued at the closing market price on the date prior to issuance, and in consideration for the extension, and (3) 250,000 additional shares of Common stock. On October 11, 2024, the Company issued each of the Loan holders 569,043 shares (1,138,086 in total).

On August 6, 2024, the Company entered into a Senior Secured Promissory Note (the “August 2024 Nirland Note”) with Nirland, a related party of the Company, pursuant to which the Company issued and sold to Nirland the August 2024 Note in the original principal amount of $2,650,000, inclusive of a $500,000 original issuance discount. Of the total amount of the August 2024 Nirland Note, $1,675,000 was issued upon execution of the August 2024 Nirland Note. In connection with the August 2024 Nirland Note, the Company issued to Nirland 12,500,000 shares of the Company’s Common Stock on August 6, 2024. The balance of $475,000 became payable when the shares were registered for resale in September 2024. In the event the Company completes any public or private equity or debt financing, the Company shall be required to mandatorily prepay (“Mandatory Prepayment Right”), any amounts that may be then outstanding under the August 2024 Nirland Note, within two business days following the closing of such financing, in an amount of no less than 75% of the net proceeds received. Per the terms of the August 2024 Nirland Note, the Company is prohibited from entering into a variable rate transaction without prior written consent from Nirland. The August 2024 Nirland Note bears interest at a rate of 12% per annum, accruing daily on a 365-day basis, payable monthly in arrears as cash, or accrued at the Nirland’s discretion. The August 2024 Nirland Note matures in 12 months from August 5, 2024.

As noted above, the Company issued to Nirland 12,500,000 shares of the Company’s Common Stock on August 6, 2024. The Company determined that loan agreement and share issuance should were part of a basket transaction and allocated the net proceeds on a relative fair value basis. Of the total $2.2 net proceeds, $1.2 million was allocated to the August 2024 Nirland Note including $1.5 million gross proceeds, less $0.3 million Original Issue Discount (“OID”). The remaining $1.0 million was allocated to the common stock, including $1.2 gross proceeds less $0.2 OID. The $1.2 million allocated to the common stock was considered to be a discount on the August 2024 Nirland Note making the balance of the note to be $2.7 million note payable, less a total debt discount of $1.5 million. The debt discount will be amortized to interest expense using the effective interest method over the life of the note.

As of September 30, the Company has $2.7 million outstanding on the August 2024 Nirland Note, net of the unamortized debt discount of $1.4 million. and $0.5 million receivable related to the loan. As of September 30, 2024 the Company recorded $0.2 million in interest expense of which $0.1 million was due to the amortization of debt discount and $50,000 of accrued interest.

On October 31, 2024, the Company and Nirland amended the August 2024 Nirland Note, whereby the August 2024 Nirland Note was amended to (i) provide for the conversion of the August 2024 Nirland Note into shares of Common Stock, at Nirland’s discretion, in a multiple of any unpaid amounts, if not otherwise previously paid, pursuant to the conversion rate contained therein, (ii) remove Nirland’s mandatory prepayment right, and (iii) remove Nirland’s right of first refusal to participate in any future equity or debt offerings of the Company.